Share-based Payment - Number and Weighted Average Exercise Prices of Stock Options (Detail)	12 Months Ended
	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Granted	0
SMFG stock acquisition rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Outstanding at beginning of period	1,180,000	984,400
Number of options, Granted		201,200
Number of options, Exercised	(174,700)	(4,400)
Number of options, Forfeited or expired	(2,300)	(1,200)
Number of options, Outstanding at end of period	1,003,000	1,180,000
Number of options, Exercisable at end of period	463,100	421,900
Weighted average exercise price, Outstanding at beginning of period	¥ 1	¥ 1
Weighted average exercise price, Granted		1
Weighted average exercise price, Exercised	1	1
Weighted average exercise price, Forfeited or expired	1	1
Weighted average exercise price, Outstanding at end of period	1	1
Weighted average exercise price, Exercisable at end of period	¥ 1	¥ 1